SUPPLEMENT DATED JANUARY 2, 2008 TO THE PROSPECTUS
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, PLEASE DELETE PARAGRAPH (A) IN THE SECTION ENTITLED "FIXED-INCOME PORTION OF THE FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     (a) Securities rated Baa3 or better by Moody's Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor's Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;


FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, PLEASE DELETE THE FIRST BULLET FOLLOWING THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Cindy L. Sweeting, CFA (PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since December 2007. Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund. She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton's Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities. Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance. She has served as vice president of the board of directors for the International Society of Financial Analysts ("ISFA"), which has now merged with the CFA Institute. She was a founding member and past president of the Bahamas Chapter of ISFA. Ms. Sweeting is a Chartered Financial Analyst ("CFA") Charterholder.


FOR THE JNL/JPMORGAN MIDCAP GROWTH FUND, PLEASE ADD THE FOLLOWING PARAGRAPH IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES":

     Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.


FOR THE JNL/JPMORGAN MIDCAP GROWTH FUND, PLEASE ADD THE FOLLOWING IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND":

     o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, AND JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.


FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE ADD THE FOLLOWING IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND":

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.




This Supplement is dated January 2, 2008.





(To be used with VC4224 12/07, VC5869 12/07, VC5890 12/07, VC5995 12/07, VC3723
12/07, NV4224 12/07, NV5869 12/07, and NV5890 12/07.)

                                                                CMV0282 01/08

               SUPPLEMENT DATED JANUARY 2, 2008 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, PLEASE DELETE PARAGRAPH (A) IN THE SECTION ENTITLED "FIXED-INCOME PORTION OF THE FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     (a) Securities rated Baa3 or better by Moody's Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor's Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;


FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, PLEASE DELETE THE FIRST BULLET FOLLOWING THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Cindy L. Sweeting, CFA (PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since December 2007. Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund. She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton's Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities. Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance. She has served as vice president of the board of directors for the International Society of Financial Analysts ("ISFA"), which has now merged with the CFA Institute. She was a founding member and past president of the Bahamas Chapter of ISFA. Ms. Sweeting is a Chartered Financial Analyst ("CFA") Charterholder.


FOR THE JNL/JPMORGAN MIDCAP GROWTH FUND, PLEASE ADD THE FOLLOWING PARAGRAPH IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES":

     Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.


FOR THE JNL/JPMORGAN MIDCAP GROWTH FUND, PLEASE ADD THE FOLLOWING IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND":

     o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, AND JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.


FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE ADD THE FOLLOWING IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND":

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.







This Supplement is dated January 2, 2008.






(To be used with VC3656 05/07, VC3657 05/07, NV3174CE 05/07, NV3784 05/07,
VC5526 05/07, NV5526 05/07, FVC4224FT 05/07, VC5825 05/07, VC5884 05/07, VC5885
05/07, HR105 05/07, and VC2440 05/07.)

                                                                 CMX0288 01/08

               SUPPLEMENT DATED JANUARY 2, 2008 TO THE PROSPECTUS
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable life product(s).


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, AND JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.


FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE ADD THE FOLLOWING IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND":

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.






This Supplement is dated January 2, 2008.





(To be used with NV5825 05/07.)

                                                               NMU0290NY 01/08

                        SUPPLEMENT DATED JANUARY 2, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.


ON PAGE 38, PLEASE REMOVE THE FOLLOWING PARAGRAPH UNDER THE JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND:

     (b) The Fund will normally invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase,


ON PAGE 43, PLEASE ADD THE FOLLOWING UNDER THE JNL/JPMORGAN MIDCAP GROWTH FUND:

         (d) The Fund may invest up to 20% of its assets in foreign securities.


ON PAGE 57, PLEASE DELETE THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "TRUSTEE COMPENSATION" AND REPLACE IT WITH THE FOLLOWING:

     The Trustee who is an "interested person" receives no compensation from the Trust. Each disinterested Trustee (except the Chairman of the Board) is paid by the Funds an annual retainer of $80,000, as well as a fee of $7,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $110,000, as well as a fee of $7,000 for each meeting of the Board of Trustees attended. The Chair of the Audit Committee receives an additional annual retainer of $15,000 for her services in that capacity. The members of the Audit Committee receive $2,500 for each in-person or telephonic Audit Committee meeting. The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity. The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting. If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.


ON PAGE 133, PLEASE DELETE THE TABLE FOR MURDO MURCHISON FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST" AND REPLACE IT WITH THE FOLLOWING:

                                                                       Number Of                     Total
Cindy Sweeting, CFA*                                                    ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
registered investment companies: .......................                   11                       $17,643
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   1                         $191
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   27                       $6,667
                                                                 -----------------------    ------------------------

* Ms. Sweeting became a portfolio manager to the Fund in December 2007. The information provided above is as of October 31, 2007.


ON PAGE 134, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND" AND REPLACE IT WITH THE FOLLOWING:

----------------------------------- ---------------------------- ----------------------------- ------------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                Cindy Sweeting, CFA              Tucker Scott            Lisa F. Myers, CFA
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
None                                             X                            X                           X
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$1-$10,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$10,001-$50,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$50,001-$100,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$100,001-$500,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$500,001-$1,000,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
Over $1,000,000
----------------------------------- ---------------------------- ----------------------------- ------------------------


ON PAGE 167, PLEASE DELETE THE PARAGRAPH LABELED "C. OTHER DISCLOSURES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, custodian, pricing vendors, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), distributor, auditor, legal counsel to the funds, the trustees or managers, and/or the Funds' other service providers. Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds' President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holdings information.


This Supplement is dated January 2, 2008.

(To be used with V3180 12/07.)

                                                                 CMX0298 01/08